CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets [Abstract]
Cash and Due from Banks	$ 52,715	$ 28,951
Interest-bearing Deposits in Banks and Other Financial Institutions	6,490	4,200
Federal funds sold	67,535	105,078
Securities:
- Available for sale, at fair value	114,258	113,995
- Held-to-maturity	167,225	155,881
Loans - net	1,276,426	1,189,221
Premises and equipment - net	16,101	14,370
Accrued interest receivable	6,627	6,337
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,656	2,460
Goodwill	15,810	8,818
Intangible assets	6,787	5,724
Prepaid FDIC Assessment	3,905	5,175
Other assets	24,935	21,294
Total Assets	1,761,470	1,661,504
Deposits:
Demand Non-interest bearing	227,284	186,289
Demand-interest bearing	175,409	150,360
Savings and money market	745,713	648,291
Time	398,204	488,390
Total deposits	1,546,610	1,473,330
Borrowings	0	330
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,533	12,503
Total Liabilities	1,625,690	1,537,710
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,834	8,823
Retained earnings	120,675	109,768
Treasury stock	(4,912)	(4,728)
Accumulated other comprehensive income, net	(1,455)	199
Total Canandaigua National Corporation Stockholder's Equity	132,874	123,794
Noncontrolling Interest	2,906	0
Total Equity	135,780	123,794
Total Liabilities and Stockholders' Equity	$ 1,761,470	$ 1,661,504